Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Jul-20	Distribution Date	17-Aug-20
Collection Period End	31-Jul-20	30/360 Days	30
Beg. of Interest Period	15-Jul-20	Actual/360 Days	33
End of Interest Period	17-Aug-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	422,618,212.87	384,645,364.19	0.4256738
Total Securities		903,615,410.40	422,618,212.87	384,645,364.19	0.4256738
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.324750%	75,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	194,002,802.47	156,029,953.79	0.5978159
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	37,972,848.68	525,424.26	145.4898417	2.0131198
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,972,848.68	734,799.26

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					6,278,877.96
Monthly Interest					2,772,507.95

Total Monthly Payments					9,051,385.91
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					180,543.98
Aggregate Sales Proceeds Advance					9,780,377.07

Total Advances					9,960,921.05
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					47,201,719.80
Excess Wear and Tear and Excess Mileage					241,919.43
Remaining Payoffs					0.00
Net Insurance Proceeds					344,242.25
Residual Value Surplus					4,617,931.01

Total Collections					71,418,119.45

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		19,121,038.59			1,132
Involuntary Repossession		36,762.00			2
Voluntary Repossession		143,714.00			10
Full Termination		19,434,698.00			1,153
Bankruptcty		38,942.00			2
Insurance Payoff			338,709.12		20
Customer Payoff				382,662.02	23
Grounding Dealer Payoff				10,823,425.11	653
Dealer Purchase				858,603.07	46

Total		38,775,154.59	338,709.12	12,064,690.20	3,041

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,911	511,141,850.78	7.00000%	422,618,212.87
Total Depreciation Received		(8,205,696.84)		(6,595,393.57)
Principal Amount of Gross Losses	(42)	(778,830.15)		(649,032.81)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(650)	(11,847,335.49)		(9,539,381.38)
Scheduled Terminations	(1,467)	(25,485,212.97)		(21,189,040.92)

Pool Balance - End of Period	23,752	464,824,775.33		384,645,364.19
Remaining Pool Balance
Lease Payment				59,354,738.07
Residual Value				325,290,626.12

Total				384,645,364.19

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	71,418,119.45
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	71,418,119.45
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	286,793.37
3. Reimbursement of Sales Proceeds Advance	23,540,458.92
4. Servicing Fee:
Servicing Fee Due	352,181.84
Servicing Fee Paid	352,181.84
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	24,179,434.13
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	525,424.26
Class A-3 Notes Monthly Interest Paid	525,424.26
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	734,799.26
Total Note and Certificate Monthly Interest Paid	734,799.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	46,503,886.06
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,972,848.68
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	37,972,848.68
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	8,531,037.38

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,531,037.38
Gross Reserve Account Balance			13,049,114.43
Remaining Available Collections Released to Seller			8,531,037.38
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.11
Monthly Prepayment Speed			78%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		626,696.02
Securitization Value of Defaulted Receivables and Casualty Receivables		649,032.81	42
Aggregate Defaulted and Casualty Gain (Loss)		(22,336.79)
Pool Balance at Beginning of Collection Period		422,618,212.87
Net Loss Ratio
Current Collection Period		-0.0053%
Preceding Collection Period		-0.0002%
Second Preceding Collection Period		-0.0370%
Third Preceding Collection Period		-0.0023%
Cumulative Net Losses for all Periods		0.2219%	2,005,347.15

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.38%	1,621,215.29	111
61-90 Days Delinquent	0.11%	458,159.73	32
91-120 Days Delinquent	0.11%	477,969.49	29
More than 120 Days	0.00%	18,268.55	2

Total Delinquent Receivables:	0.61%	2,575,613.06	174

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.23%	0.24%
Preceding Collection Period		0.30%	0.31%
Second Preceding Collection Period		0.28%	0.31%
Third Preceding Collection Period		0.26%	0.28%
60 Day Delinquent Receivables		1,288,393.80
Delinquency Percentage		0.30%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		38,555,736.59	2,285
Securitization Value		34,348,629.34	2,285

Aggregate Residual Value Surplus (Loss)		4,207,107.25

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		192,999,191.54	12,278
Cumulative Securitization Value		190,370,882.65	12,278

Cumulative Residual Value Surplus (Loss)		2,628,308.89

Book Amount of Extensions		2,226,567.00
Number of Extensions		110

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,674,729.32
Reimbursement of Outstanding Advance			23,540,458.92
Additional Advances for current period			9,780,377.07

Ending Balance of Residual Advance			13,914,647.47

Beginning Balance of Payment Advance			571,357.16
Reimbursement of Outstanding Payment Advance			286,793.37
Additional Payment Advances for current period			180,543.98

Ending Balance of Payment Advance			465,107.77

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO